Liquidity (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Liquidity [Line Items]
Net loss	¥ (26,516)	$ (3,649)	¥ (7,178)	¥ (25,466)
Negative operating cash flows	(31,774)	$ (4,373)	¥ (6,003)
Net current assets	82,861				$ 11,402
Accumulated deficit	(196,701)			(173,176)	(27,067)
Cash and cash equivalents	39,615			1,927	5,451
Restricted cash	¥ 900			¥ 34,312	$ 124